VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2021
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2021:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier(1)	October 2014	ICBCL	204.0	10 years	118.3	October 2022(2)	113.4	April 2023
Golar Kelvin (1)	January 2015	ICBCL	204.0	10 years	121.7	January 2022(2)	71.0	January 2025
Golar Snow(1)	January 2015	ICBCL	204.0	10 years	126.2	January 2022(2)	116.2	April 2023
Golar Ice (1)	February 2015	ICBCL	204.0	10 years	121.2	February 2022(2)	71.0	January 2025
Golar Seal	March 2016	CCBFL	203.0	10 years	99.2	March 2022(2)	63.4	March 2026
Golar Crystal	March 2017	COSCO	187.0	10 years	85.3	March 2022(2)	50.0	March 2027
Hilli	June 2018	CSSC	1,200.0	10 years	611.9	June 2023	300.0	June 2028
Golar Bear	June 2020	AVIC	160.0	7 years	100.1	March 2022(2)	35.0	June 2027

(1) In June 2021, we entered into certain amendments to our ICBCL sale and leaseback facilities which include (i) prepayment of $15.0 million for each sale and leaseback facility in July 2021; and (ii) bringing forward our obligation to repurchase the Golar Glacier and Golar Snow to April 2023 from October 2024 and January 2025, respectively.
(2) We did not exercise our previous repurchase options.
Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2021, are shown below:

(in thousands of $)	2022	2023	2024	2025	2026	2027+
Golar Glacier	17,100	4,451	—	—	—	—
Golar Kelvin	19,710	19,710	18,468	—	—	—
Golar Snow	17,100	3,608	—	—	—	—
Golar Ice	19,710	19,710	19,764	162	—	—
Golar Seal (1)	13,717	13,754	13,717	13,717	—	—
Golar Crystal (2)	10,659	10,622	10,593	10,534	10,500	1,753
Hilli (2)	105,509	101,717	98,016	94,133	90,341	107,583
Golar Bear (2)	15,755	15,153	14,562	13,949	13,347	2,721

(1) In November 2021, we entered into another supplementary agreement with the existing lender CCBFL to extend further Golar Seal's put option to January 2025. The last payment obligation relating to the Golar Seal has been presented in 2025 even though the maturity of the lease obligation is in March 2026, given the put option is maturing in January 2025 (note 21).

(2) The payment obligations relating to the Golar Crystal, Hilli and Golar Bear above includes variable rental payments due under the lease based on assumed LIBOR plus a margin.

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Seal	Golar Crystal	Hilli	Golar Bear	2021	2020
Assets									Total	Total
Restricted cash and short-term deposits (note 15)	4,340	5,068	4,410	6,689	3,432	4,612	16,523	14,156	59,230	36,875

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(82,752)	(99,463)	(81,906)	(54,872)	—	(8,691)	(380,554)	—	(708,238)	(865,982)
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	(78,540)	(66,109)	(216,313)	(104,044)	(465,006)	(625,119)
	(82,752)	(99,463)	(81,906)	(54,872)	(78,540)	(74,800)	(596,867)	(104,044)	(1,173,244)	(1,491,101)
(1) Where applicable, these balances are net of deferred finance charges (note 21).

The most significant impact of the lessor VIE's operations on our consolidated statements of operations and consolidated statements of cash flows, for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands of $)	2021	2020	2019
Statement of income
Interest expense	22,670	34,733	69,373

Statement of cash flows
Net debt repayments	(331,929)	(550,663)	(410,737)
Net debt receipts	13,250	459,707	144,278
Financing costs paid	(1,568)	(3,931)	—
The assets and liabilities of Hilli LLC (1) that most significantly impacted our consolidated balance sheet as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	2021	2020
Balance sheet
Current assets	157,643	65,629
Non-current assets	1,280,217	1,203,805
Current liabilities	(444,352)	(447,701)
Non-current liabilities	(270,371)	(345,058)

(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impacts of Hilli LLC VIE's operations on our consolidated statements of operations and consolidated statements of cash flows, as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	2021	2020	2019
Statement of operations
Liquefaction services revenue	221,020	226,061	218,096
Realized and unrealized gain/(loss) on oil and gas derivative instruments	202,998	(42,561)	(26,001)

Statement of cash flows
Net debt repayments	(97,056)	(322,304)	(243,513)
Net debt receipts	2,848	230,721	129,454
The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	Notes	2021	2020
Balance sheet
Current assets		7,107	15,505
Non-current assets	18	877,835	658,247
Current liabilities		(18,127)	(33,844)
Non-current liabilities		(389,244)	(277,932)
The most significant impacts of Gimi MS VIE's operations on our consolidated statement of cash flows, as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	2021	2020	2019
Statement of cash flows
Additions to asset under development	213,481	217,590	376,276
Financing costs paid	(5,605)	(11,302)	(20,938)
Net debt receipts	110,000	170,000	130,000
Proceeds from subscription of equity interest	25,403	11,081	115,246

Schedule of Other Ownership Interests	The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	44.6%	89.1%	89.1%
Golar Partners	50.0%	—%	—%
Keppel	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%